Organization and principal activities (Acquisitions and disposals in 2015) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Nov. 30, 2015	Aug. 31, 2015	Apr. 20, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2015	Jun. 30, 2014	Apr. 02, 2014	Nov. 05, 2013
Business Acquisition [Line Items]
Proceeds from issuance of ordinary shares to Tencent					$ 400,000	$ 736,100
Cash proceeds received by the company for dispose of ownership percentage in Guazi to the Guazi Purchaser					50,000
Gain on deconsolidation and disposal of businesses					119,238
Investment in Series A Guazi Shares [Member]
Business Acquisition [Line Items]
Gain on deconsolidation and disposal of businesses					$ 73,240
Ownership percentage of non-controlling interest					45.60%
Restricted Share Units (RSUs) [Member]
Business Acquisition [Line Items]
Number of shares granted					10,369,278	948,600
Falcon View Technology ("Ganji") [Member]
Business Acquisition [Line Items]
Cash consideration		$ 457,640	$ 412,237
Falcon View Technology ("Ganji") [Member] | Restricted Share Units (RSUs) [Member]
Business Acquisition [Line Items]
Number of shares granted		4,449,002
Anjuke Inc. ("Anjuke") [Member]
Business Acquisition [Line Items]
Cash consideration				$ 160,198
Anjuke Inc. ("Anjuke") [Member] | Ordinary shares [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition				4,839,372
Anjuke Inc. ("Anjuke") [Member] | Restricted Share Units (RSUs) [Member]
Business Acquisition [Line Items]
Number of shares granted				248,216
58 Daojia Inc. ("58 Home") [Member]
Business Acquisition [Line Items]
Gain on deconsolidation and disposal of businesses	$ 45,998
Ordinary shares [Member] | Tencent [Member]
Business Acquisition [Line Items]
Issue price per share								$ 26.00
Ordinary shares [Member] | Falcon View Technology ("Ganji") [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition		46,505,912	34,039,136
Cash consideration		$ 272,396	$ 412,237
Total ordinary shares issued as committment for acquisition		46,505,912
Committed cash for acquisition		$ 406,673
Ordinary shares [Member] | Anjuke Inc. ("Anjuke") [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition				4,839,372
Cash consideration				$ 160,198
Restricted Share Units (RSUs) [Member] | Falcon View Technology ("Ganji") [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition		4,449,002
Cash consideration		$ 50,967
ADS [Member]
Business Acquisition [Line Items]
Issue price per share										$ 38.00	$ 17.0
ADS [Member] | Tencent [Member]
Business Acquisition [Line Items]
Issue price per share								$ 52.00	$ 40.00